Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of income tax expense

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Current tax expense:
Current year	(873,925)	(923,760)	(738,549)
Net release/(recognition) of provision for uncertain tax positions	87,968	(336,326)	—
Total current tax expense	(785,957)	(1,260,086)	(738,549)
Deferred tax reversal:
Origination and reversal of temporary differences	100,185	168,630	228,947
Reversal of deferred tax on unremitted earnings	—	447,034	—
Total deferred tax reversal	100,185	615,664	228,947
Total income tax expense	(685,772)	(644,422)	(509,602)

Schedule of income tax payable

	December 31,	December 31,
(in thousands of Russian roubles)	2020	2019
Current income tax payable	55,921	33,648
Provision for uncertain income tax positions (note 13(a) and 8)	345,812	336,326
Total income tax payable	401,733	369,974

Summary of reconciliation of effective tax rate

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Profit before income tax	2,571,597	2,225,448	1,542,447
Income tax at 20% tax rate	(514,319)	(445,090)	(308,489)
Effect of tax rates in foreign jurisdictions	3,878	(23,408)	(40,204)
Withholding tax on intra-group dividend and unremitted earnings	76,241	60,436	39,879
Non-taxable gain from sale of subsidiary (note 19)	—	—	766
Unrecognized deferred tax asset	(134,495)	(113,047)	(109,094)
Non-deductible interest expense	—	(18,421)	(49,149)
Non-deductible expenses related to management incentive agreement	(52,465)	(35,485)	(15,730)
Other net non-deductible expense	(64,612)	(69,407)	(27,581)
Total income tax expense	(685,772)	(644,422)	(509,602)

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
(in thousands of Russian roubles)	2020	2019
Deferred tax assets:
Unused vacation accruals	11,567	8,614
Employee benefits	30,502	13,323
Contract liabilities	140,143	135,203
Trade and other payables	6,408	7,728
Right-of-use assets and lease liabilities	5,452	4,139
Intangible assets	7,883	—
Deferred tax assets netting	(25,627)	(19,172)
Total deferred tax assets	176,328	149,835
Deferred tax liabilities:
Property and equipment	(4,478)	(9,696)
Intangible assets	(4,918)	(9,476)
Intangible assets identified on acquisitions (notes 2(a), 8)	(658,254)	(512,804)
Loans and borrowings	(16,947)	—
Deferred tax liabilities netting	25,627	19,172
Total deferred tax liabilities	(658,970)	(512,804)
Net deferred tax liability	(482,642)	(362,969)

Summary of movement in deferred tax balances

				Effect of
		Recognized	Acquired in	movement in
	January 1,	in profit or	business	exchange	December 31,
(in thousands of Russian Roubles)	2020	loss	combination	rates	2020
Property and equipment	(9,696)	5,473	(260)	5	(4,478)
Intangible assets	(522,280)	87,695	(220,725)	21	(655,289)
Unused vacation accruals	8,614	2,870	24	59	11,567
Employee benefits	13,323	16,438	731	10	30,502
Contract liabilities	135,203	4,809	—	131	140,143
Trade and other payables	7,728	(1,464)	41	103	6,408
Loans and borrowings	—	(16,947)	—	—	(16,947)
Right-of-use assets and lease liabilities	4,139	1,311	—	2	5,452
Net deferred tax liability	(362,969)	100,185	(220,189)	331	(482,642)

			Effect of
		Recognized	movement in
	January 1,	in profit or	exchange	December 31,
(in thousands of Russian Roubles)	2019	loss	rates	2019
Property and equipment	(6,895)	(2,799)	(2)	(9,696)
Intangible assets	(610,144)	87,821	43	(522,280)
Unused vacation accruals	7,297	1,384	(67)	8,614
Employee benefits	9,926	3,448	(51)	13,323
Contract liabilities	90,159	45,453	(409)	135,203
Trade and other payables	4,066	3,667	(5)	7,728
Right-of-use assets and lease liabilities	—	4,135	4	4,139
Deferred tax on intra-group dividends and unremitted earnings	(472,555)	472,555	—	—
Net deferred tax liability	(978,146)	615,664	(487)	(362,969)